Stockholders' equity (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-controlling interests	R$ 9,390	R$ 11,612
Income	1,035	1,624	R$ (3,832)
Income	1,035	1,624	(3,832)
Itau Corpbanca [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	6,926	9,836
Income	887	1,310	(4,135)
Itau Corpbanca Colombia S.A. [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	14	476
Income	3	38	(15)
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	769	666
Income	123	131	164
Luizacred S A Soc Cred Financiamento Investimento [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	377	426
Income	(50)	76	102
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,304	208
Income	R$ 72	R$ 69	R$ 52